Other comprehensive income (Tables)	12 Months Ended
Dec. 31, 2022
Text block [abstract]
Schedule of Other Comprehensive Income

						2022

		Attributable to equity holders of the company			Non- controlling interest
All figures in £ millions	Fair value reserve	Translation reserve	Retained earnings	Total		Total

Items that may be reclassified to the income statement

Net exchange differences on translation of foreign operations	–	328	–	328	2	330

Currency translation adjustment disposed	–	(5)	–	(5)	–	(5)

Attributable tax	–	–	4	4	–	4

Items that are not reclassified to the income statement

Fair value gain on other financial assets	18	–	–	18	–	18

Attributable tax	–	–	1	1	–	1

Remeasurement of retirement benefit obligations	–	–	54	54	–	54

Attributable tax	–	–	(12)	(12)	–	(12)

Other comprehensive income/(expense) for the year	18	323	47	388	2	390

						2021 1

	Attributable to equity holders of the company				Non- controlling interest
All figures in £ millions	Fair value reserve	Translation reserve	Retained earnings	Total		Total

Items that may be reclassified to the income statement

Net exchange differences on translation of foreign operations	–	(6)	–	(6)	–	(6)

Currency translation adjustment disposed	–	4	–	4	–	4

Attributable tax	–	–	10	10	–	10

Items that are not reclassified to the income statement

Fair value gain on other financial assets	4	–	–	4	–	4

Attributable tax	–	–	(1)	(1)	–	(1)

Remeasurement of retirement benefit obligations	–	–	149	149	–	149

Attributable tax	–	–	(61)	(61)	–	(61)

Other comprehensive income/(expense) for the year	4	(2)	97	99	–	99
1.   Comparative balances have been restated – see Note 1b.

						2020 1

	Attributable to equity holders of the company				Non- controlling interest
All figures in £ millions	Fair value reserve	Translation reserve	Retained earnings	Total		Total

Items that may be reclassified to the income statement

Net exchange differences on translation of foreign operations	–	(109)	–	(109)	–	(109)

Currency translation adjustment disposed	–	(70)	–	(70)	–	(70)

Attributable tax	–	–	(13)	(13)	–	(13)

Items that are not reclassified to the income statement

Fair value gain/(loss) on other financial assets	(12)	–	–	(12)	–	(12)

Attributable tax	–	–	–	–	–	–

Remeasurement of retirement benefit obligations	–	–	(23)	(23)	–	(23)

Attributable tax	–	–	2	2	–	2

Other comprehensive income/(expense) for the year	(12)	(179)	(34)	(225)	–	(225)
1.   Comparative balances have been restated – see Note 1b.